Consolidated Portfolio of Investments (unaudited)
As of December 31, 2023
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS—85.7%
ARGENTINA—1.4%
Industrials—0.6%
Corp. America Airports SA(a)	190,739	$ 3,063,268
Materials—0.8%
Loma Negra Cia Industrial Argentina SA, ADR	600,000	4,254,000
Total Argentina		7,317,268
AUSTRALIA—1.1%
Industrials—1.1%
Aurizon Holdings Ltd.	2,362,500	6,116,359
BRAZIL—4.7%
Industrials—3.5%
CCR SA	4,581,436	13,372,114
Rumo SA	1,082,800	5,118,746
		18,490,860
Utilities—1.2%
Serena Energia SA(a)	3,031,800	6,376,041
Total Brazil		24,866,901
CANADA—5.4%
Energy—2.2%
Enbridge, Inc.	329,100	11,847,153
Industrials—2.1%
Canadian Pacific Kansas City Ltd.	138,200	10,926,092
Utilities—1.1%
Algonquin Power & Utilities Corp.	928,700	5,859,350
Total Canada		28,632,595
CHINA—0.3%
Information Technology—0.3%
GDS Holdings Ltd., ADR(a)	164,000	1,495,680
FRANCE—11.5%
Industrials—7.0%
Eiffage SA	107,200	11,507,987
Getlink SE	602,800	11,040,207
Vinci SA	113,700	14,308,603
		36,856,797
Utilities—4.5%
Engie SA	742,600	13,081,859
Veolia Environnement SA	348,300	11,008,600
		24,090,459
Total France		60,947,256
GERMANY—2.4%
Utilities—2.4%
RWE AG	282,700	12,866,497
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	699,000	5,775,217
INDONESIA—0.8%
Communication Services—0.8%
Sarana Menara Nusantara Tbk. PT	62,856,400	4,036,819
ITALY—3.4%
Communication Services—1.2%
Infrastrutture Wireless Italiane SpA(b)	522,600	6,616,591
Shares		Value

Utilities—2.2%
Enel SpA	1,564,391	$ 11,638,767
Total Italy		18,255,358
MALAYSIA—1.5%
Industrials—1.5%
Malaysia Airports Holdings Bhd.	4,984,200	7,984,140
MEXICO—2.9%
Industrials—2.9%
Grupo Aeroportuario del Centro Norte SAB de CV	666,200	7,045,690
Promotora y Operadora de Infraestructura SAB de CV	765,200	8,258,086
		15,303,776
NIGERIA—0.3%
Communication Services—0.3%
IHS Holding Ltd.(a)	322,183	1,482,042
PHILIPPINES—2.0%
Industrials—2.0%
International Container Terminal Services, Inc.	2,424,100	10,804,939
SPAIN—7.5%
Communication Services—2.7%
Cellnex Telecom SA(a)(b)	359,001	14,134,947
Industrials—3.0%
Aena SME SA(b)	88,700	16,100,036
Utilities—1.8%
EDP Renovaveis SA	476,600	9,756,627
Total Spain		39,991,610
TANZANIA—1.7%
Communication Services—1.7%
Helios Towers PLC(a)	7,946,370	9,014,669
UNITED KINGDOM—4.8%
Communication Services—0.9%
Vodafone Group PLC, ADR	544,900	4,740,630
Industrials—0.9%
Mobico Group PLC	4,629,600	4,992,348
Utilities—3.0%
National Grid PLC	420,800	5,668,729
SSE PLC	430,636	10,165,585
		15,834,314
Total United Kingdom		25,567,292
UNITED STATES—32.9%
Energy—4.7%
Cheniere Energy, Inc.	47,200	8,057,512
Kinder Morgan, Inc.	458,799	8,093,214
Williams Cos., Inc.	249,400	8,686,602
		24,837,328
Industrials—7.9%
CoreCivic, Inc., REIT(a)	452,600	6,576,278
Ferrovial SE	440,500	16,078,637
GEO Group, Inc., REIT(a)	222,700	2,411,841
Norfolk Southern Corp.	41,500	9,809,770
Union Pacific Corp.	28,700	7,049,294
		41,925,820

See accompanying  Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2023
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate—5.2%
American Tower Corp., REIT	69,800	$ 15,068,424
Crown Castle, Inc., REIT	108,100	12,452,039
		27,520,463
Utilities—15.1%
Altus Power, Inc.(a)	441,600	3,016,128
American Electric Power Co., Inc.	100,300	8,146,366
CenterPoint Energy, Inc.	249,600	7,131,072
Clearway Energy, Inc., Class C	251,100	6,887,673
CMS Energy Corp.	154,770	8,987,494
FirstEnergy Corp.	130,700	4,791,462
NextEra Energy Partners LP	296,200	9,007,442
NextEra Energy, Inc.	236,211	14,347,456
PPL Corp.	310,168	8,405,553
Vistra Corp.	241,900	9,317,988
		80,038,634
Total United States		174,322,245
Total Common Stocks		454,780,663
PRIVATE CREDIT(c)—2.8%
UNITED STATES—2.8%
Energy—2.8%
OYA Solar CDG LLC(d)(e)	–	6,134,062
Sentinel Midstream Highline JV Holdings LLC (through abrdn Global Infrastructure Fund BL, LLC)(d)(e)	–	8,642,857
		14,776,919
Total Private Credit		14,776,919
PRIVATE EQUITY(c)(f)—11.1%
UNITED STATES—11.1%
Communication Services—2.0%
BT Co-Invest Fund, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	4,785,587
NOVA-telMAX HoldCo LLC(a)(h)(i)	–	6,067,164
		10,852,751
Consumer Staples—2.9%
Zon Holdings II, LLC (through abrdn Global Infrastructure Fund BL, LLC)(a)(g)(h)	–	3,073,599
Zon Holdings, LLC (through abrdn Global Infrastructure Fund BL, LLC)(a)(g)(h)	–	12,294,397
		15,367,996
Energy—4.5%
Arroyo Trinity Direct Investment I, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	1,804,776
CAI Co-Invest LP (through abrdn Global Infrastructure Fund BL, LLC)(a)(g)(h)	–	1,373,611
Shares		Value

Cresta Highline Co-Invest Fund I (through abrdn Global Infrastructure Fund BL, LLC)(a)(g)(h)	–	$ 6,421,813
Trinity Gas Holdings, LLC (through abrdn Global Infrastructure Fund BL, LLC)(a)(h)	–	14,003,184
		23,603,384
Industrials—1.2%
WR Holdings LLC (through abrdn Global Infrastructure Fund BL, LLC)(a)(e)(g)	–	6,271,360
Utilities—0.5%
Cresta BBR Co-Invest BL LLC(a)(h)(j)	–	2,892,820
Total United States		58,988,311
Total Private Equity		58,988,311
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, 5.32%	5,789,169	5,789,169
Total Short-Term Investment		5,789,169
Total Investments (Cost $482,973,732)—100.7%		534,335,062
Liabilities in Excess of Other Assets—(0.7%)		(3,896,516)
Net Assets—100.0%		$530,438,546

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Indicates a security that may be restricted in certain markets.
(e)	Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 1(a) of the accompanying Notes to Consolidated Portfolio of Investments for inputs used.
(f)	Private Equity Investments. See of the accompanying Notes to Consolidated Portfolio of Investments.
(g)	abrdn Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P., Sentinel Midstream Highline JV Holdings LLC, Trinity Gas Holdings, LLC, WR Holdings LLC, Zon Holdings, LLC and Zon Holdings II, LLC in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32%, 19%, 18%, 5%, 50% and 50%, respectively.
(h)	Restricted security, not readily marketable.
(i)	NOVA-telMAX HoldCo LLC invests 100% of its capital in Telmax, Inc., in which the Fund's percentage of ownership is approximately 15%.
(j)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percentage of ownership is approximately 18%.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Consolidated Portfolio of Investments
December 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated abrdn Inc., the Fund's Investment Adviser (the "Investment Adviser"), as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are private credit investments.
3

Notes to Consolidated Portfolio of Investments  (concluded)
December 31, 2023 (unaudited)

The Fund may also invest in infrastructure investments through private transactions, which represented 13.9% of the net assets of the Fund as of December 31, 2023. For the private equity investments, the Fund follows the guidance issued in ASU 2015-07 Topic 820, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), and values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases, the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjust a reported NAV. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.
4